INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Raw materials	$ 21,462	$ 14,190
Work in process	3,437	991
Finished products	22,477	34,171
Inventories	$ 47,376	$ 49,352